Share Incentive Plan - Summary of Option Activities and Changes (Details) - Employee Stock Option - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	62,268
Number of shares, Forfeited	(10,437)
Number of shares, Outstanding ending balance	51,831	62,268
Weighted-average exercise price, Outstanding beginning balance	¥ 560.95
Weighted-average exercise price, Forfeited	560.95
Weighted-average exercise price, Outstanding ending balance	¥ 560.95	¥ 560.95
Weighted-average remaining contractual term, Outstanding	8 years 9 months 21 days	9 years 9 months 21 days
Aggregated intrinsic value, Outstanding beginning balance	¥ 302
Aggregated intrinsic value, Outstanding ending balance		¥ 302
Weighted average grant date fair value, Outstanding beginning balance	¥ 271.90
Weighted average grant date fair value, Forfeited	271.90
Weighted average grant date fair value, Outstanding ending balance	¥ 271.90	¥ 271.90